UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1:	Schedule of Investments

Vanguard PRIMECAP Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Common Stocks (98.0%)

Consumer Discretionary (11.3%)
* DIRECTV Group, Inc.	28,720,807	663,738
Sony Corp. ADR	12,000,000	616,440
1 Whirlpool Corp.	4,000,000	444,800
TJX Cos., Inc.	12,594,800	346,357
Target Corp.	5,019,000	319,208
^ Eastman Kodak Co.	9,000,000	250,470
* Kohl's Corp.	3,114,600	221,230
The Walt Disney Co.	5,650,000	192,891
* Bed Bath & Beyond, Inc.	3,302,975	118,874
* Comcast Corp. Class A	4,131,450	116,176
* Amazon.com, Inc.	1,451,500	99,297
Mattel, Inc.	3,707,900	93,773
Lowe's Cos., Inc.	2,450,000	75,190
Best Buy Co., Inc.	1,575,000	73,505
* Viacom Inc. Class B	1,378,200	57,374
Abercrombie& Fitch Co.	375,000	27,367
Yum! Brands, Inc.	800,000	26,176
Citadel Broadcasting Corp.	433,898	2,799

		3,745,665

Consumer Staples (1.5%)
Costco Wholesale Corp.	7,000,000	409,640
Avon Products, Inc.	2,500,000	91,875

		501,515

Energy (9.4%)
ConocoPhillips Co.	11,300,000	887,050
Schlumberger Ltd.	5,598,500	475,537
Noble Energy, Inc.	5,960,000	371,844
Hess Corp.	5,400,000	318,384
EnCana Corp.	4,082,200	250,851
Peabody Energy Corp.	3,980,000	192,552
1 Pogo Producing Co.	3,260,000	165,575
EOG Resources, Inc.	2,200,000	160,732
GlobalSantaFe Corp.	1,676,600	121,134
* Transocean Inc.	1,100,000	116,578
Noble Corp.	300,000	29,256
Murphy Oil Corp.	350,000	20,804
* National Oilwell Varco Inc.	10,000	1,042

		3,111,339

Financials (5.4%)
The Bank of New York Co., Inc.	10,000,000	414,400
Marsh & McLennan Cos., Inc.	10,000,000	308,800
American International Group, Inc.	3,925,000	274,868
* Berkshire Hathaway Inc. Class B	65,600	236,488
The Chubb Corp.	2,650,000	143,471
Fannie Mae	1,800,000	117,594
Washington Mutual, Inc.	1,383,900	59,009
AFLAC Inc.	1,000,000	51,400
JPMorgan Chase & Co.	880,000	42,636
Wells Fargo & Co.	1,150,000	40,445
Capital One Financial Corp.	461,000	36,161
Fifth Third Bancorp	455,000	18,095
Freddie Mac	295,000	17,906
Progressive Corp. of Ohio	575,400	13,769
State Street Corp.	180,000	12,312
SLM Corp.	160,000	9,213
Citigroup, Inc.	50,000	2,565

		1,799,132

Health Care (20.9%)
Eli Lilly & Co.	20,310,300	1,134,940
Novartis AG ADR	18,123,765	1,016,200
Medtronic, Inc.	17,923,452	929,510
* Biogen Idec Inc.	17,135,320	916,740
* Amgen, Inc.	10,906,900	603,043
* Boston Scientific Corp.	34,827,610	534,256
Roche Holdings AG	2,950,000	522,700
GlaxoSmithKline PLC ADR	5,605,000	293,534
* Genzyme Corp.	4,400,000	283,360
Applera Corp.-Applied Biosystems Group	8,945,100	273,183
*1 Millipore Corp.	2,820,000	211,754
Pfizer Inc.	3,906,141	99,880
* Sepracor Inc.	2,200,000	90,244
* Applera Corp.-Celera Genomics Group	514,930	6,385

		6,915,729

Industrials (10.7%)
FedEx Corp.	13,671,800	1,517,160
Southwest Airlines Co.	31,501,800	469,692
Caterpillar, Inc.	5,256,900	411,615
* AMR Corp.	9,583,200	252,517
Fluor Corp.	1,516,025	168,840
Deere & Co.	1,285,000	155,151
Union Pacific Corp.	1,250,000	143,937
Granite Construction Co.	1,600,000	102,688
*1 Alaska Air Group, Inc.	2,540,000	70,764
^ Canadian Pacific Railway Ltd.	827,400	56,942
Donaldson Co., Inc.	1,600,000	56,880
Pall Corp.	750,000	34,493
The Boeing Co.	328,000	31,540
3M Co.	315,000	27,339
United Parcel Service, Inc.	315,270	23,015
Norfolk Southern Corp.	29,000	1,525

		3,524,098

Information Technology (30.0%)
Texas Instruments, Inc.	29,535,000	1,111,402
* Adobe Systems, Inc.	25,290,000	1,015,394
* Oracle Corp.	41,550,600	818,962
Microsoft Corp.	26,850,000	791,270
* Corning, Inc.	20,514,600	524,148
* Intuit, Inc.	16,700,000	502,336
Hewlett-Packard Co.	10,700,000	477,434
QUALCOMM Inc.	10,733,000	465,705
* Micron Technology, Inc.	36,512,373	457,500
Intel Corp.	17,100,000	406,296
* Google Inc.	763,300	399,496
*1 Citrix Systems, Inc.	9,950,000	335,017
* EMC Corp.	17,329,200	313,659
Motorola, Inc.	14,050,000	248,685
* Symantec Corp.	12,009,200	242,586
1 Tektronix, Inc.	6,377,500	215,177
* eBay Inc.	6,625,000	213,193
* Nortel Networks Corp.	7,920,940	190,499
LM Ericsson Telephone Co. ADR Class B	4,667,857	186,201
Accenture Ltd.	4,136,200	177,402
Applied Materials, Inc.	7,408,500	147,207
KLA-Tencor Corp.	2,515,000	138,199
1 Plantronics, Inc.	4,701,500	123,273
* ASML Holding (New York)	4,076,000	111,886
* NVIDIA Corp.	2,150,000	88,817
* Yahoo! Inc.	2,249,500	61,029
* Rambus Inc.	2,500,000	44,950
* Dell Inc.	1,380,000	39,399
*^ Entegris Inc.	2,583,472	30,692
* Coherent, Inc.	527,950	16,108
* Agilent Technologies, Inc.	237,681	9,136
Paychex, Inc.	200,000	7,824
* Comverse Technology, Inc.	300,000	6,256
* Verigy Ltd.	29,100	832

		9,917,970

Materials (8.1%)
Potash Corp. of Saskatchewan, Inc.	15,700,000	1,224,129
Monsanto Co.	6,594,360	445,383
Praxair, Inc.	3,850,100	277,169
Weyerhaeuser Co.	2,785,631	219,870
Alcoa Inc.	5,089,000	206,257
* Domtar Corp.	13,024,414	145,352
Dow Chemical Co.	1,850,000	81,807
Freeport-McMoRan Copper & Gold, Inc. Class B	804,000	66,587
Temple-Inland Inc.	45,000	2,769

		2,669,323

Telecommunication Services (0.7%)
Sprint Nextel Corp.	10,990,000	227,603
Embarq Corp.	40	3

		227,606

Total Common Stocks
(Cost $19,650,062)		32,412,377

Temporary Cash Investment (2.4%)

2 Vanguard Market Liquidity Fund, 5.281%
(Cost $784,012)	784,011,728	784,012

Total Investments (100.4%)
(Cost $20,434,074)		33,196,389

Other Assets and Liabilities—Net (-0.4%)		(143,788)

Net Assets (100%)		33,052,601

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At June 30, 2007, the cost of investment securities for tax purposes was $20,434,074,000. Net unrealized appreciation of investment securities for tax purposes was $12,762,315,000, consisting of unrealized gains of $13,498,535,000 on securities that had risen in value since their purchase and $736,220,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	June 30, 2007 Market Value ($000
Adobe Systems, Inc.	1,265,810	-	332,900	-	n/a 1
Alaska Air Group, Inc.	96,621	-	-	-	70,764
Biogen Idec Inc.	810,094	-	51,803	-	n/a 1
Citrix Systems, Inc.	347,616	10,815	-	-	335,017
Granite Construction Co.	168,052	-	93,477	520	n/a 1
Macdermid, Inc.	55,487	-	59,535	204	-
Millipore Corp.	172,866	-	-	-	211,754
Plantronics, Inc.	82,417	-	-	705	123,273
Pogo Producing Co.	133,497	-	-	734	165,575
Potash Corp. of Saskatchewan, Inc.	713,847	-	286,219	2,512	n/a 1
Tektronix, Inc.	191,794	-	8,579	1,193	215,177
Whirlpool Corp.	n/a 2	33,730	-	5,074	444,800

	$4,038,101			$10,942	$1,566,360

1 At June 30, 2007, the security is still held but the issuer is no longer an affiliated company of the fund.
2 At September 30, 2006, the issuer was not an affiliated company of the fund.

Vanguard Target Retirement Income Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (23.8%)
Vanguard Total Stock Market Index Fund Investor Shares	7,380,199	268,344
Vanguard Total Stock Market ETF	61,679	9,214

International Stock Funds (6.0%)
Vanguard European Stock Index Fund Investor Shares	1,011,058	40,998
Vanguard Pacific Stock Index Fund Investor Shares	1,353,396	18,014
Vanguard Emerging Market Stock Index Fund Investor Shares	389,177	11,138

Bond Funds (65.2%)
Vanguard Total Bond Market Index Fund Investor Shares	53,494,422	525,315
Vanguard Inflation-Protected Securities Fund Investor Shares	20,137,643	233,194

Money Market Fund (5.0%)
Vanguard Prime Money Market Fund Investor Shares	58,190,736	58,191

Total Investment Companies
(Cost $1,126,787)		1,164,408

Other Assets and Liabilities—Net (0%)		(270)

Net Assets (100%)		1,164,138

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $1,126,787,000. Net unrealized appreciation of investment securities for tax purposes was $37,621,000, consisting of unrealized gains of $65,860,000 on securities that had risen in value since their purchase and $28,239,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2005 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (100.1%)

U.S. Stock Funds (35.3%)
Vanguard Total Stock Market Index Fund Investor Shares	12,588,002	457,700
Vanguard Total Stock Market ETF	100,000	14,938

International Stock Funds (8.9%)
Vanguard European Stock Index Fund Investor Shares	1,712,444	69,440
Vanguard Pacific Stock Index Fund Investor Shares	2,322,115	30,907
Vanguard Emerging Markets Stock Index Fund Investor Shares	678,744	19,426

Bond Funds (54.6%)
Vanguard Total Bond Market Index Fund Investor Shares	56,851,410	558,281
Vanguard Inflation-Protected Securities Fund Investor Shares	14,888,700	172,410

Money Market Fund (1.3%)
Vanguard Prime Money Market Fund Investor Shares	17,890,601	17,891

Total Investment Companies
(Cost $1,254,794)		1,340,993

Other Assets and Liabilities—Net (-0.1%)		(1,447)

Net Assets (100%)		1,339,546

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $1,254,794,000. Net unrealized appreciation of investment securities for tax purposes was $86,199,000, consisting of unrealized gains of $109,457,000 on securities that had risen in value since their purchase and $23,258,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (100.2%)

U.S. Stock Funds (43.9%)
Vanguard Total Stock Market Index Fund Investor Shares	11,784,952	428,501
Vanguard Total Stock Market ETF	7,200	1,076

International Stock Funds (11.1%)
Vanguard European Stock Index Fund Investor Shares	1,557,165	63,143
Vanguard Pacific Stock Index Fund Investor Shares	2,134,597	28,412
Vanguard Emerging Markets Stock Index Fund Investor Shares	584,398	16,725

Bond Funds (45.2%)
Vanguard Total Bond Market Index Fund Investor Shares	41,112,249	403,722
Vanguard Inflation-Protected Securities Fund Investor Shares	3,398,041	39,349

Total Investment Companies
(Cost $958,714)		980,928

Other Assets and Liabilities—Net (-0.2%)		(1,707)

Net Assets (100%)		979,221

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $958,714,000. Net unrealized appreciation of investment securities for tax purposes was $22,214,000, consisting of unrealized gains of $28,811,000, on securities that had risen in value since their purchase and $6,597,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (50.9%)
Vanguard Total Stock Market Index Fund Investor Shares	81,531,442	2,964,483
Vanguard Total Stock Market ETF	552,800	82,577

International Stock Funds (12.9%)
Vanguard European Stock Index Fund Investor Shares	11,075,632	449,117
Vanguard Pacific Stock Index Fund Investor Shares	15,072,533	200,616
Vanguard Emerging Markets Stock Index Fund Investor Shares	4,311,578	123,397

Bond Fund (36.2%)
Vanguard Total Bond Market Index Fund Investor Shares	220,523,674	2,165,543

Total Investment Companies
(Cost $5,406,145)		5,985,733

Other Assets and Liabilities—Net (0.0%)		1,872

Net Assets (100%)		5,987,605

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $5,406,145,000. Net unrealized appreciation of investment securities for tax purposes was $579,588,000, consisting of unrealized gains of $628,919,000 on securities that had risen in value since their purchase and $49,331,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (57.2%)
Vanguard Total Stock Market Index Fund Investor Shares	20,749,307	754,445
Vanguard Total Stock Market ETF	27,700	4,138

International Stock Funds (14.4%)
Vanguard European Stock Index Fund Investor Shares	2,751,106	111,557
Vanguard Pacific Stock Index Fund Investor Shares	3,775,679	50,254
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,027,833	29,417

U.S. Bond Fund (28.4%)
Vanguard Total Bond Market Index Fund Investor Shares	38,445,388	377,534

Total Investment Companies
(Cost $1,277,621)		1,327,345

Other Assets and Liabilities—Net (0.0%)		(101)

Net Assets (100%)		1,327,244

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $1,277,621,000. Net unrealized appreciation of investment securities for tax purposes was $49,724,000, consisting of unrealized gains of $55,412,000 on securities that had risen in value since their purchase and $5,688,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Funds (63.3%)
Vanguard Total Stock Market Index Fund Investor Shares	103,382,808	3,758,999
Vanguard Total Stock Market ETF	750,700	112,140

International Stock Funds (16.0%)
Vanguard European Stock Index Fund Investor Shares	14,064,245	570,305
Vanguard Pacific Stock Index Fund Investor Shares	19,129,486	254,613
Vanguard Emerging Markets Stock Index Fund Investor Shares	5,450,350	155,989

Bond Fund (20.6%)
Vanguard Total Bond Market Index Fund Investor Shares	128,254,198	1,259,456

Total Investment Companies
(Cost $5,322,874)		6,111,502

Other Assets and Liabilities—Net (0.1%)		5,584

Net Assets (100%)		6,117,086

.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $5,322,874,000. Net unrealized appreciation of investment securities for tax purposes was $788,628,000, consisting of unrealized gains of $813,617,000 on securities that had risen in value since their purchase and $24,989,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (100.2%)

U.S. Stock Funds (69.6%)
Vanguard Total Stock Market Index Fund Investor Shares	15,802,145	574,566
Vanguard Total Stock Market ETF	8,600	1,285

International Stock Funds (17.5%)
Vanguard European Stock Index Fund Investor Shares	2,083,702	84,494
Vanguard Pacific Stock Index Fund Investor Shares	2,845,780	37,877
Vanguard Emerging Markets Stock Index Fund Investor Shares	781,936	22,379

Bond Fund (13.1%)
Vanguard Total Bond Market Index Fund Investor Shares	11,016,415	108,181

Total Investment Companies
(Cost $789,423)		828,782

Other Assets and Liabilities—Net (-0.2%)		(1,759)

Net Assets (100%)		827,023

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund's net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $789,423,000. Net unrealized appreciation of investment securities for tax purposes was $39,359,000, consisting of unrealized gains of $40,949,000 on securities that had risen in value since their purchase and $1,590,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2035 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Funds (71.7%)
Vanguard Total Stock Market Index Fund Investor Shares	78,868,988	2,867,676
Vanguard Total Stock Market ETF	587,700	87,791

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	10,712,705	434,400
Vanguard Pacific Stock Index Fund Investor Shares	14,623,636	194,641
Vanguard Emerging Markets Stock Index Fund Investor Shares	4,145,495	118,644

Bond Fund (10.1%)
Vanguard Total Bond Market Index Fund Investor Shares	42,212,318	414,525

Total Investment Companies
(Cost $3,524,198)		4,117,677

Other Assets and Liabilities—Net (0.1%)		6,016

Net Assets (100%)		4,123,693

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $3,524,198,000. Net unrealized appreciation of investment securities for tax purposes was $593,479,000, consisting of unrealized gains of $601,188,000 on securities that had risen in value since their purchase and $7,709,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (100.5%)

U.S. Stock Funds (72.2%)
Vanguard Total Stock Market Index Fund Investor Shares	7,503,231	272,817
Vanguard Total Stock Market ETF	7,000	1,046

International Stock Funds (18.2%)
Vanguard European Stock Index Fund Investor Shares	992,869	40,261
Vanguard Pacific Stock Index Fund Investor Shares	1,363,177	18,144
Vanguard Emerging Markets Stock Index Fund Investor Shares	371,708	10,638

Bond Fund (10.1%)
Vanguard Total Bond Market Index Fund Investor Shares	3,907,452	38,371

Total Investment Companies
(Cost $362,851)		381,277

Other Assets and Liabilities—Net (-0.5%)		(1,723)

Net Assets (100%)		379,554

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $362,851,000. Net unrealized appreciation of investment securities for tax purposes was $18,426,000, consisting of unrealized gains of $19,006,000 on securities that had risen in value since their purchase and $580,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2045 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (99.8%)

U.S. Stock Funds (71.7%)
Vanguard Total Stock Market Index Fund Investor Shares	38,450,178	1,398,048
Vanguard Total Stock Market ETF	266,500	39,810

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	5,194,130	210,622
Vanguard Pacific Stock Index Fund Investor Shares	7,117,574	94,735
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,013,519	57,627

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	20,467,395	200,990

Money Market Fund (0.0%)
Vanguard Market Liquidity Fund, 5.281%	157,558	158

Total Investment Companies
(Cost $1,721,955)		2,001,990

Other Assets and Liabilities—Net (0.2%)		3,623

Net Assets (100%)		2,005,613

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $1,721,955,000. Net unrealized appreciation of investment securities for tax purposes was $280,035,000, consisting of unrealized gains of $284,604,000 on securities that had risen in value since their purchase and $4,569,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund Schedule of Investments June 30, 2007
	Shares	Market Value ($000)

Investment Companies (100.1%)

U.S. Stock Funds (71.9%)
Vanguard Total Stock Market Index Fund Investor Shares	2,672,804	97,183
Vanguard Total Stock Market ETF	2,900	433

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	353,968	14,354
Vanguard Pacific Stock Index Fund Investor Shares	486,010	6,469
Vanguard Emerging Markets Stock Index Fund Investor Shares	132,434	3,790

Bond Fund (10.1%)
Vanguard Total Bond Market Index Fund Investor Shares	1,392,748	13,677

Total Investment Companies
(Cost $129,212)		135,906

Other Assets and Liabilities—Net (-0.1%)		(81)

Net Assets (100%)		135,825

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At June 30, 2007, the cost of investment securities for tax purposes was $129,212,000. Net unrealized appreciation of investment securities for tax purposes was $6,694,000, consisting of unrealized gains of $6,878,000 on securities that had risen in value since their purchase and $184,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 13, 2007

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 13, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.